Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
North American Natural Resources ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 5.8%
CRH plc .......................... 160,802 $ 14,877,401
Eagle Materials, Inc. .................. 7,940 1,959,274
Knife River Corp.
(a)
................... 13,459 1,367,973
Martin Marietta Materials, Inc.
(b)
.......... 14,476 7,476,854
Summit Materials, Inc. , Class A
(a)
......... 28,382 1,436,129
United States Lime & Minerals, Inc. ........ 2,497 331,452
Vulcan Materials Co. ................. 31,280 8,046,155
35,495,238
Containers & Packaging — 6.3%
Amcor plc ......................... 342,726 3,225,052
AptarGroup, Inc. .................... 15,788 2,480,295
Avery Dennison Corp. ................. 19,048 3,564,452
Ball Corp. ......................... 70,739 3,899,841
Berry Global Group, Inc. ............... 27,218 1,760,188
Crown Holdings, Inc. ................. 28,045 2,319,041
Graphic Packaging Holding Co. .......... 71,259 1,935,395
Greif, Inc. , Class A, NVS ............... 6,218 380,044
International Paper Co. ................ 82,336 4,431,324
O-I Glass, Inc.
(a)
..................... 37,199 403,237
Packaging Corp. of America ............ 21,133 4,757,672
Pactiv Evergreen, Inc. ................ 9,686 169,215
Sealed Air Corp. .................... 29,224 988,648
Silgan Holdings, Inc. .................. 19,325 1,005,866
Smurfit WestRock plc ................. 117,069 6,305,336
Sonoco Products Co. ................. 23,378 1,142,015
38,767,621
Energy Equipment & Services — 7.1%
Archrock, Inc. ...................... 41,468 1,032,138
Atlas Energy Solutions, Inc. ............. 14,347 318,216
Baker Hughes Co. , Class A ............. 234,381 9,614,309
Cactus, Inc. , Class A ................. 15,882 926,874
ChampionX Corp. ................... 45,318 1,232,196
Expro Group Holdings NV
(a)
............. 25,027 312,087
Halliburton Co. ..................... 208,154 5,659,707
Helmerich & Payne, Inc. ............... 23,372 748,371
Kodiak Gas Services, Inc. .............. 8,109 331,090
Liberty Energy, Inc. , Class A ............ 38,678 769,305
Noble Corp. plc ..................... 31,332 983,825
NOV, Inc. ......................... 92,510 1,350,646
Oceaneering International, Inc.
(a)
......... 23,918 623,781
Patterson-UTI Energy, Inc. ............. 83,990 693,757
Schlumberger NV ................... 334,484 12,824,117
TechnipFMC plc ..................... 100,688 2,913,911
Tidewater, Inc.
(a)
.................... 11,394 623,366
Transocean Ltd.
(a) (b)
.................. 184,485 691,819
Valaris Ltd.
(a)
....................... 15,486 685,101
Weatherford International plc ............ 17,285 1,238,125
43,572,741
Metals & Mining — 11.7%
Agnico Eagle Mines Ltd. ............... 118,790 9,290,566
Alamos Gold, Inc. , Class A ............. 99,771 1,839,777
Alcoa Corp. ........................ 61,306 2,316,141
B2Gold Corp. ...................... 313,213 764,240
Barrick Gold Corp. ................... 414,118 6,418,829
Coeur Mining, Inc.
(a)
.................. 95,526 546,409
Eldorado Gold Corp.
(a) (b)
............... 48,498 721,165
Equinox Gold Corp.
(a)
................. 100,238 503,195
First Majestic Silver Corp.
(b)
............. 71,422 392,107
Franco-Nevada Corp. ................. 45,560 5,357,400
Freeport-McMoRan, Inc. ............... 340,353 12,960,642
Hecla Mining Co. .................... 149,877 735,896
Security
Shares
Shares Value
Metals & Mining (continued)
Hudbay Minerals, Inc. ................. 93,237 $ 755,220
IAMGOLD Corp.
(a) (b)
.................. 135,166 697,457
Kinross Gold Corp. ................... 290,906 2,696,699
MP Materials Corp. , Class A
(a) (b)
.......... 28,586 445,942
Newmont Corp. ..................... 269,656 10,036,596
Novagold Resources, Inc.
(a)
............. 57,804 192,487
Osisko Gold Royalties Ltd. ............. 44,499 805,432
Pan American Silver Corp. .............. 86,206 1,743,085
Royal Gold, Inc. ..................... 15,563 2,051,981
Teck Resources Ltd. , Class B ........... 107,165 4,343,397
Triple Flag Precious Metals Corp. ......... 14,303 215,117
Wheaton Precious Metals Corp.
(b)
......... 107,479 6,044,619
71,874,399
Oil, Gas & Consumable Fuels — 68.2%
Antero Midstream Corp. ............... 80,146 1,209,403
Antero Resources Corp.
(a)
.............. 69,227 2,426,406
APA Corp. ........................ 87,839 2,028,203
Baytex Energy Corp. ................. 161,358 416,304
California Resources Corp. ............. 16,930 878,498
Cameco Corp.
(b)
..................... 103,001 5,293,221
Canadian Natural Resources Ltd. ......... 499,875 15,431,141
Cenovus Energy, Inc. ................. 302,612 4,584,572
Cheniere Energy, Inc. ................. 53,143 11,418,836
Chevron Corp. ...................... 394,211 57,097,521
Chord Energy Corp. .................. 14,523 1,698,029
Civitas Resources, Inc. ................ 21,015 963,958
CNX Resources Corp.
(a)
............... 35,497 1,301,675
Comstock Resources, Inc.
(a)
............. 21,444 390,710
ConocoPhillips ..................... 284,996 28,263,053
CONSOL Energy, Inc. ................. 6,331 675,391
Coterra Energy, Inc. .................. 174,593 4,459,105
Crescent Energy, Inc. , Class A ........... 41,337 603,934
CVR Energy, Inc. .................... 8,395 157,322
Devon Energy Corp. .................. 155,670 5,095,079
Diamondback Energy, Inc. .............. 44,268 7,252,426
DT Midstream, Inc. ................... 22,995 2,286,393
Enbridge, Inc. ...................... 515,897 21,889,510
EOG Resources, Inc. ................. 133,222 16,330,353
EQT Corp. ........................ 141,362 6,518,202
Expand Energy Corp. ................. 49,824 4,959,979
Exxon Mobil Corp. ................... 571,531 61,479,590
Gulfport Energy Corp.
(a)
............... 2,936 540,811
Hess Corp. ........................ 65,465 8,707,500
HF Sinclair Corp. .................... 38,031 1,332,987
International Seaways, Inc. ............. 9,546 343,083
Kinder Morgan, Inc. .................. 457,812 12,544,049
Kinetik Holdings, Inc. , Class A ........... 8,910 505,286
Kosmos Energy Ltd.
(a)
................. 111,688 381,973
Magnolia Oil & Gas Corp. , Class A ........ 45,478 1,063,276
Marathon Petroleum Corp. ............. 76,124 10,619,298
Matador Resources Co. ............... 27,578 1,551,538
Murphy Oil Corp. .................... 32,447 981,846
New Fortress Energy, Inc. , Class A ........ 24,992 377,879
NexGen Energy Ltd.
(a) (b)
............... 133,724 882,578
Northern Oil & Gas, Inc. ............... 23,504 873,409
Occidental Petroleum Corp. ............. 160,031 7,907,132
ONEOK, Inc. ....................... 138,370 13,892,348
Ovintiv, Inc. ........................ 61,615 2,495,407
PBF Energy, Inc. , Class A .............. 23,161 614,925
Peabody Energy Corp. ................ 28,756 602,151
Pembina Pipeline Corp. ............... 137,401 5,076,967
Permian Resources Corp. , Class A ........ 150,621 2,165,930
Phillips 66 ......................... 97,821 11,144,747
Range Resources Corp. ............... 57,113 2,054,926

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
North American Natural Resources ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co. ..................... 27,243 $ 1,055,939
South Bow Corp.
(b)
................... 49,127 1,157,923
Suncor Energy, Inc. .................. 297,761 10,624,112
Targa Resources Corp. ................ 51,651 9,219,703
TC Energy Corp. .................... 245,828 11,438,377
Texas Pacific Land Corp. ............... 4,466 4,939,217
Uranium Energy Corp.
(a)
............... 97,371 651,412
Valero Energy Corp. .................. 74,986 9,192,534
Veren, Inc. ........................ 145,688 748,836
Vermilion Energy, Inc. ................. 36,709 345,065
Viper Energy, Inc. , Class A ............. 24,499 1,202,166
Williams Cos., Inc. (The) ............... 288,737 15,626,446
World Kinect Corp. ................... 13,746 378,152
418,348,742
Paper & Forest Products — 0.6%
Louisiana-Pacific Corp. ................ 14,855 1,538,235
Sylvamo Corp. ..................... 8,228 650,177
West Fraser Timber Co. Ltd.
(b)
........... 13,725 1,187,899
3,376,311
Total Long-Term Investments — 99 .7%
(Cost: $ 663,741,241 ) .............................. 611,435,052
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.7%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 15,680,389 $ 15,688,230
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 920,919 920,919
Total Short-Term Securities — 2 .7%
(Cost: $ 16,606,545 ) ............................... 16,609,149
Total Investments — 102 .4%
(Cost: $ 680,347,786 ) .............................. 628,044,201
Liabilities in Excess of Other Assets — (2.4) % ............. (14,958,806)
Net Assets — 100.0% ...............................
$ 613,085,395
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,933,058 $ 3,757,937
(a)
$ — $ (1,607) $ (1,158) $ 15,688,230 15,680,389 $ 21,325
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 999,492 — (78,573)
(a)
— — 920,919 920,919 33,416 —
$ (1,607) $ (1,158) $ 16,609,149 $ 54,741 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 13 03/21/25 $ 1,177 $ (27,862)
E-Mini Materials Select Sector Index ............................................. 4 03/21/25 360 (11,500)
$ (39,362)

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
North American Natural Resources ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 611,435,052 $ — $ — $ 611,435,052
Short-Term Securities
Money Market Funds ...................................... 16,609,149 — — 16,609,149
$ 628,044,201 $ — $ — $ 628,044,201
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (39,362) $ — $ — $ (39,362)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares